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                        GROUP VARIABLE ANNUITY CONTRACTS
                            SEPARATE ACCOUNT ELEVEN
                              STANDARD (SERIES A)
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042

   SUPPLEMENT DATED FEBRUARY 7, 2007 TO THE PROSPECTUS DATED OCTOBER 2, 2006

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              SUPPLEMENT DATED FEBRUARY 7, 2007 TO YOUR PROSPECTUS

ALGER MIDCAP GROWTH INSTITUTIONAL FUND AND
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND -- MERGER DELAY:

As of February 2, 2007, Alger has not received the necessary shareholder approval to merge Alger MidCap Growth Institutional Fund into Alger MidCap Growth Fund and Alger Capital Appreciation Institutional Fund into Alger Capital Appreciation Fund. AS A RESULT, ALGER HAS DECIDED TO DELAY THE MERGERS INDEFINITELY.

Alger will continue to actively pursue shareholder approval of the fund mergers described above. If the required approval is obtained, you will receive a prospectus supplement announcing the new merger dates.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.